1 Operations	12 Months Ended
Dec. 31, 2020
Operations [abstract]
Operations
1	Operations

Companhia de Saneamento Básico do Estado de São Paulo ("SABESP" or "Company") is a mixed-capital company headquartered in São Paulo, at Rua Costa Carvalho, 300, CEP 05429-900, controlled by the State of São Paulo. The Company is engaged in the provision of basic and environmental sanitation services in the State of São Paulo, as well as it supplies treated water and sewage services on a wholesale basis.

In addition to providing basic sanitation services in the State of São Paulo, SABESP may performs these activities in other states and countries, and can operate in drainage, urban cleaning, solid waste handling and energy markets. SABESP aims to be a world reference in the provision of sanitation services, in a sustainable, competitive and innovative manner, with a focus on customers.

As of December 31, 2020, the Company operated water and sewage services in 375 municipalities of the State of São Paulo, 342 have already signed contracts, pursuant to Law 11,445/2007. Most of these municipalities’ operations are based on 30-year concession, program and services contracts, except for the municipalities of Guarulhos, Mauá, Mogi das Cruzes, Santo André, São Bernardo do Campo, São João da Boa Vista and Tejupá, which have a 40-year term.

The table below shows a summary of the contractual situation of the municipalities served:

	December 31, 2020	December 31, 2019

Total municipalities that have already signed contracts (*)	342	325
Balance – intangible and contract assets	39,440,568	35,990,087
Percentage of intangible and contract assets	93.08%	90.10%
Revenue from sanitation services (excluding construction revenue)	14,406,803	13,700,777
Percentage of revenue from sanitation services (excluding construction revenue)	95.05%	84.92%

Municipalities with expired:	8	21
Balance – intangible and contract assets	264,931	1,637,878
Percentage of intangible and contract assets	0.63%	4.10%
Revenue from sanitation services (excluding construction revenue)	39,088	451,603
Percentage of revenue from sanitation services (excluding construction revenue)	0.26%	2.80%

Municipalities with concession agreements due by 2030:	25	27
Balance – intangible and contract assets	1,436,529	1,181,172
Percentage of intangible and contract assets	3.39%	2.96%
Revenue from sanitation services (excluding construction revenue)	597,483	588,628
Percentage of revenue from sanitation services (excluding construction revenue)	3.94%	3.65%

Municipality of São Paulo:
Percentage of intangible and contract assets	37.94%	43.37%
Percentage of revenue from sanitation services (excluding construction revenue)	44.58%	44.48%

(*) Includes the municipality of Tapiratiba, which signed a contract in October 2019, to begin operating in April 2020.

The Company operates in the municipality of Juquitiba under an authorization by public deed, which are valid and governed by the Brazilian Civil Code. Revenue from sanitation services (excluding construction revenue) of this municipality totaled R$ 6,056 as of December 31, 2020 (R$ 5,616 as of December 31, 2019 and R$ 5,786 as of December 31, 2018) and the total amount of intangible and contract assets for this municipality was R$ 77,014 as of December 30, 2020 (R$ 80,563 as of December 31, 2019).

The Company's shares have been listed in the “Novo Mercado” (New Market) segment of B3 under the ticker symbol SBSP3 since April 2002 and on the New York Stock Exchange (NYSE) as American Depositary Receipts (“ADRs”) Level III, under the SBS code, since May 2002.

Since 2008, the Company has been setting up partnerships with other companies, which resulted in the following companies: Sesamm, Águas de Andradina, Saneaqua Mairinque, Aquapolo Ambiental, Águas de Castilho, Attend Ambiental and Paulista Geradora de Energia. Although SABESP has no majority interest in the capital stock of these companies, the shareholders’ agreements provide for the power of veto and casting vote in certain issues jointly with associates, indicating the shared control in the management of investees, except for Saneaqua Mairinque, which, as of August 2020, no longer has a shared control.

Economic instability worsened by COVID-19

The global economic instability worsened in early 2020 with the outbreak of a new coronavirus, which was considered pandemic by the World Health Organization (WHO). Accordingly, SABESP has been taken several preventive measures to ensure the continuity and quality of the services provided to the population, which have become even more essential. It is worth noting that any interruption in water supply by a basic sanitation company may compromise compliance with WHO’s recommendations for everyone to keep good hygiene habits, such as washing hands correctly and more frequently.

The Company implemented a number of preventive measures so that its employees are not exposed to situations of risks, such as: (i) employees from the administrative sectors (especially) and those with more than 60 years of age are working under a remote system; (ii) restriction of domestic and international trips; (iii) anticipation of the influenza and pneumonia vaccination campaign, (iv) closing of all branches that assist the public, concentrating services in the digital channels, to protect customers and employees; among others. The Company also took all necessary preventive measures so that employees with strategic functions can work without increasing the risk of contamination, thus ensuring the continuity in the provision of essential services.

Some of the economic and financial consequences arising from the COVID-19 pandemic include the following adverse effects:

(i)	high exchange volatility and increase in new funding costs;

(ii)	change in the mix of billed volume due to the increase in the residential category and decrease in the public, commercial, industrial categories, which have higher average tariffs, leading to a reduction in the total average tariff and, consequently, in revenues from customers in the commercial, industrial and public categories, in the amount of approximately R$ 804.5 million from January to December 2020 (R$ 215.0 million from October to December 31, 2020);

(iii)	postponement of the tariff adjustment from May 11 to August 15, 2020, with an estimate net impact of R$ 37.6 million on the operating revenue from May to December 2020;

(iv)	increase in default and in the expectation of higher future losses, due to the decrease in the municipalities’ revenue and the increase in bankruptcy petitions, which negatively impacted estimated losses by R$ 316.7 million from January to December 2020 compared to January to December 2019 (R$ 17.8 million from October to December 2020 compared to October to December 2019); and

(v)	payment exemption of water and sewage bills for consumers in the Residential Social and Residential Favela categories in all operated municipalities from April 1 to September 15, 2020, reducing revenue by R$ 116.9 million from January to September 2020, compared to the same periods in 2019.

Opposed to the adverse effects, there were positive effects, such as the increase in revenues from residential customers (except for the social and favela categories), in the amount of R$ 840.3 million from January to December 2020 (R$ 249.3 million from October to December 2020), and the postponement of the payment of 50% of the Regulation, Control and Inspection Fee (TRCF) from May to December 2020, for settlement in 24 installments beginning January 2021, with effect of R$ 24.0 million from May to December 2020.

Because of the adverse effects, in order to preserve the economic and financial sustainability, the Company adjusted budget by reducing expenses and, on April 27, 2020, July 10, 2020 and December 15, 2020, it held the 25th, 26th and 27 th issue debentures in the amounts of R$ 1.45 billion, R$ 1.05 billion and R$ 1.00 billion, respectively and also on December 7, 2020 it raised R$ 0.95 billion with IDB INVEST. As of April 28, 2020, the Company concluded the translation of a debt contracted with the Inter-American Development Bank (IDB), from US$ 494.6 million to R$ 2,810.9 million, reducing its exposure to the variation of the US dollar. In addition, as of September 30, 2020, the Company early amortized Eurobonds in the amount of R$ 1,910.1 million (US$ 357.8 million) to further reduce currency exposure and in November 2020, it signed a contract of R$ 950 million with IDB INVEST.

Management expects that the initiatives implemented because of the above-mentioned impacts, in addition to the inclusion of retail services to municipalities previously served on a wholesale basis (Guarulhos, Santo André and Mauá), improved water security, due to the works carried out, and the credit lines contracted for purposes of investments, will be sufficient to meet its commitments and not compromise the Company’s operating and financial continuity.

New Legal Sanitation Framework

On July 15, 2020, the Brazilian President sanctioned Federal Law 14,026/2020, known as the New Legal Framework for Basic Sanitation, with 18 vetoes. These vetoes were analyzed on March 17, 2021. The new law expands competition in the sector, by extinguishing program contract.

Additionally, the New Legal Framework imposes performance goals to reach 99% of the population served with drinking water and 90% with sewage collection and treatment by December 31, 2033, encouraging operators to increase efficiency. It also granted the Water and Basic Sanitation National Agency (ANA) with authority to edit reference rules to regulate sanitation with a view to minimize regulatory uncertainties, thus creating a more stable and attractive environment for investments in the sector.

In this new context, the Company understands it has some competitive advantages, given that: i) it has contracts that already include goals that meet or even anticipate those defined by the New Legal Framework, ii) it has access to public capital and major exposure to the private capital market, favoring the maintenance and/or expansion of the operated base iii) it has high governance level and iv) it has contracts signed with the granting authority that ensure 95% of the revenue.

Approvals

The financial statements were approved by Management on April 27, 2021.